PIMCO Variable Insurance Trust

Supplement Dated May 23, 2013 to the

Administrative Class Prospectus, dated April 30, 2013,

as supplemented from time to time (the "Prospectus")

Disclosure Related to the PIMCO Money Market Portfolio (the "Portfolio")

The following changes are effective July 1, 2013.

The Portfolio's fee table in the Portfolio Summary section of the Prospectus is deleted in its entirety and replaced with the following:

Administrative Class
Management Fee	0.32%
Distribution and/or Service (12b-1) Fees	N/A
Total Annual Portfolio Operating Expenses (1)	0.32%

[1] To maintain certain net yields for the Portfolio, PIMCO or its affiliates may temporarily and voluntarily waive, reduce or reimburse all or any portion of the Portfolio's fees and expenses. Such waivers, if any, are not reflected in this table. See "Management of the Portfolio—Temporary Fee Waivers, Reductions and Reimbursements" for additional information.

The Portfolio's Example in the Portfolio Summary section of the Prospectus is deleted in its entirety and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Administrative Class	$33	$103	$180	$406

PIMCO Variable Insurance Trust

Supplement Dated May 23, 2013 to the

PIMCO Money Market Portfolio Administrative Class Prospectus, dated April 30, 2013,

as supplemented from time to time (the "Prospectus")

Disclosure Related to the PIMCO Money Market Portfolio (the "Portfolio")

The following changes are effective July 1, 2013.

The Portfolio's fee table in the Portfolio Summary section of the Prospectus is deleted in its entirety and replaced with the following:

Administrative Class
Management Fee	0.32%
Distribution and/or Service (12b-1) Fees	N/A
Total Annual Portfolio Operating Expenses (1)	0.32%

[1] To maintain certain net yields for the Portfolio, PIMCO or its affiliates may temporarily and voluntarily waive, reduce or reimburse all or any portion of the Portfolio's fees and expenses. Such waivers, if any, are not reflected in this table. See "Management of the Portfolio—Temporary Fee Waivers, Reductions and Reimbursements" for additional information.

The Portfolio's Example in the Portfolio Summary section of the Prospectus is deleted in its entirety and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Administrative Class	$33	$103	$180	$406